Class A, Class B, Class C and Select Class | JPMorgan International Equity Index Fund

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectuses dated February 28, 2011

(All Share Classes)

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Class R2 | JPMorgan International Equity Index Fund

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectuses dated February 28, 2011

(All Share Classes)

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 11, 2011
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000763852
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 11, 2011
Prospectus Date	rr_ProspectusDate	Mar 11, 2011
Class A, Class B, Class C and Select Class | JPMorgan International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000763852_SupplementTextBlock

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectuses dated February 28, 2011

(All Share Classes)

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Class R2 | JPMorgan International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000763852_SupplementTextBlock

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectuses dated February 28, 2011

(All Share Classes)

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.